UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04612

Name of Fund: BlackRock EuroFund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2017

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 6.3%
Anheuser-Busch InBev SA	84,141	$11,065,196
KBC Group NV (a)	114,971	6,711,528
Telenet Group Holding NV (a)	56,625	2,957,980

		20,734,704
Denmark — 6.5%
Carlsberg A/S, Class B	76,236	7,286,172
Danske Bank A/S	189,451	5,542,559
DONG Energy A/S (a)(b)	43,578	1,812,576
DSV A/S	42,426	2,116,851
Nets A/S (a)(b)	102,293	2,115,960
Pandora A/S	21,893	2,651,671

		21,525,789
Finland — 1.1%
Wartsila OYJ	82,141	3,697,891
France — 13.8%
AXA SA	202,949	4,315,132
Cap Gemini SA	9,334	915,137
Kering	30,958	6,246,795
Legrand SA	70,535	4,157,973
Renault SA	91,537	7,530,672
Safran SA	36,237	2,606,239
Teleperformance	36,969	3,943,521
Unibail-Rodamco SE	23,170	6,247,389
Vinci SA	126,664	9,699,710

		45,662,568
Germany — 12.8%
Deutsche Telekom AG, Registered Shares	519,473	8,727,404
Deutsche Wohnen AG, Bearer Shares	70,385	2,561,173
Fresenius Medical Care AG & Co. KGaA	68,078	5,955,865
Fresenius SE & Co. KGaA	47,249	3,774,322
HeidelbergCement AG	39,161	3,703,524
Merck KGaA	62,517	6,743,382
RWE AG (a)	207,106	3,576,619
Schaeffler AG	107,730	1,706,039
Scout24 AG (a)(b)	50,692	1,707,453
Steinhoff International Holdings NV	717,102	4,122,965

		42,578,746
Ireland — 2.9%
Bank of Ireland (a)	19,423,419	4,060,896
CRH PLC	172,187	5,700,097

		9,760,993
Italy — 4.5%
Atlantia SpA	240,175	6,099,869
Enel SpA	509,976	2,272,820

Common Stocks	Shares	Value
Italy (continued)
Tenaris SA	454,327	$6,471,096

		14,843,785
Netherlands — 9.0%
ASML Holding NV	53,451	5,857,741
Koninklijke DSM NV	59,313	4,005,724
Koninklijke KPN NV	2,573,706	8,538,880
Royal Dutch Shell PLC, Class B	434,852	11,273,831

		29,676,176
Spain — 2.6%
Telefonica SA	836,524	8,459,800
Sweden — 8.5%
Assa Abloy AB, Class B	269,795	5,478,903
Hennes & Mauritz AB, Class B	127,810	3,607,514
Hexagon AB, Class B	166,965	7,291,627
Lundin Petroleum AB (a)	87,319	1,598,282
Sandvik AB	373,125	4,105,754
Volvo AB, Class B	533,362	6,089,856

		28,171,936
Switzerland — 4.1%
Geberit AG, Registered Shares	5,013	2,197,400
Sika AG, Bearer Shares	366	1,783,188
Zurich Insurance Group AG	36,959	9,531,504

		13,512,092
United Kingdom — 27.5%
Associated British Foods PLC	109,008	3,672,999
AstraZeneca PLC	147,661	9,561,322
Auto Trader Group PLC (b)	624,747	3,284,275
BHP Billiton PLC	247,453	3,721,334
British American Tobacco PLC	199,438	12,719,359
BT Group PLC	630,519	3,172,341
Imperial Brands PLC	125,654	6,467,489
John Wood Group PLC	163,376	1,608,173
Lloyds Banking Group PLC	10,674,706	7,541,831
London Stock Exchange Group PLC	165,483	5,996,677
Merlin Entertainments PLC (b)	816,032	4,645,434
Randgold Resources Ltd.	59,092	5,922,438
Rio Tinto PLC	107,065	3,558,432
Shire PLC	167,672	10,842,195
Weir Group PLC	210,179	4,629,239
Worldpay Group PLC (b)	908,200	3,482,248

		90,825,786
Total Long-Term Investments (Cost — $319,763,364) — 99.6%		329,450,266

BLACKROCK EUROFUND	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock EuroFund

Short-Term Securities		Shares	Value
Money Market Funds — 0.3%
BlackRock T-Fund, Institutional Class, 0.20% (c)(d)		1,206,203	$1,206,203

Time Deposits		Par (000)
Europe — 0.1%
Brown Brothers Harriman & Co., (0.55%), 10/03/16	EUR	176	198,248
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.05%, 10/03/16	GBP	46	59,129
Total Time Deposits — 0.1%			257,377
Total Short-Term Securities (Cost — $1,463,580) — 0.4%			1,463,580

Value
Total Investments (Cost — $321,226,944*) — 100.0%	$330,913,846
Liabilities in Excess of Other Assets — (0.0)%	(163,375)

Net Assets — 100.0%	$330,750,471

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$325,489,804

Gross unrealized appreciation	$24,887,195
Gross unrealized depreciation	(19,463,153)

Net unrealized appreciation	$5,424,042

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2016	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class[1]	916,097	(916,097)	—	—	$635
BlackRock T-Fund, Institutional Class	—	1,206,203	1,206,203	$1,206,203	190
BlackRock Liquidity Series, LLC, Money Market Series[1]	—	—	—	—	2,291	[2]
Total				$1,206,203	$3,116

[1]	No longer held by the Fund as of period end.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

EUR	Euro
GBP	British Pound

2	BLACKROCK EUROFUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock EuroFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	—	$20,734,704	—	$20,734,704
Denmark	$2,115,960	19,409,829	—	21,525,789
Finland	—	3,697,891	—	3,697,891
France	—	45,662,568	—	45,662,568
Germany	—	42,578,746	—	42,578,746
Ireland	—	9,760,993	—	9,760,993
Italy	—	14,843,785	—	14,843,785
Netherlands	—	29,676,176	—	29,676,176
Spain	—	8,459,800	—	8,459,800
Sweden	—	28,171,936	—	28,171,936
Switzerland	—	13,512,092	—	13,512,092
United Kingdom	—	90,825,786	—	90,825,786
Short-Term Securities:
Money Market Fund	1,206,203	—	—	1,206,203
Time Deposits	—	257,377	—	257,377

Total	$3,322,163	$327,591,683	—	$330,913,846

BLACKROCK EUROFUND	SEPTEMBER 30, 2016	3

Schedule of Investments (concluded)	BlackRock EuroFund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign bank overdraft of $7,329 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

4	BLACKROCK EUROFUND	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: November 22, 2016